Derivative Warrant Liabilities - Summary of Derivative Warrant Liabilities (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Reconciliation Of Changes In Fair Value Measurement Derivative Warrant Liabilities [Line Items]
Opening balance	$ 149,076,985
Ending balance	119,910,807	$ 149,076,985
Derivative Warrant Liabilities [Member]
Disclosure Of Detailed Information About Reconciliation Of Changes In Fair Value Measurement Derivative Warrant Liabilities [Line Items]
Opening balance	0	0
Recognized pursuant to the reverse acquisition transaction	35,487,284	0
Change in fair value during the period/year	(24,342,284)	0
Ending balance	$ 11,145,000	$ 0